Accounts payable and accrued expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
Accounts payable and accrued expenses
Accounts payable and accrued expenses

5.     Accounts payable and accrued expenses

Accounts payable and accrued expenses at December 31, 2012 and September 30, 2013 consist of the following:

	December 31, 2012	September 30, 2013

Employee compensation, benefits, and related accruals	$3,096,475	$3,659,084
Consulting and contracted research	2,515,678	3,556,350
Professional fees	559,228	1,532,458
Accounts payable	621,591	1,017,122
Other	230,999	440,479

	$7,023,971	$10,205,493

5.     Accounts payable and accrued expenses

Accounts payable and accrued expenses at December 31, 2011 and 2012 consist of the following:

	December 31,
	2011	2012

Employee compensation, benefits, and related accruals	$3,492,170	$3,096,475
Consulting and contracted research	6,749,272	2,515,678
Professional fees	492,811	559,228
Accounts payable	1,878,109	621,591
Other	437,092	230,999

	$13,049,454	$7,023,971